Prepayments and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2022
Prepayments and Other Current Assets
Summary of prepayments and other current assets

7. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of
	December 31, 2021	September 30, 2022
Deductible VAT input	118,177	630,369
Prepaid rental and deposits	48,929	276,577
Prepayments to vendors	218,660	240,345
Receivables related to rebate	28,491	—
Others	68,615	326,561
Less:Allowance for Credit Losses	(2,192)	(14,172)
Total	480,680	1,459,680